Income Taxes (Schedule Of Changes To Uncertain Tax Positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Balance at January 1, excluding interest and penalties	$ 2	$ 54	$ 144
Additions based on tax positions related to prior years
Reductions based on tax positions related to prior years		(16)	(66)
Settlements with taxing authorities, increase	1
Settlements with taxing authorities, decrease		(36)	(24)
Balance at December 31, excluding interest and penalties	$ 3	$ 2	$ 54